February 27, 2009

Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Re:	Wilshire Variable Insurance Trust (the “Fund”)
Post-Effective Amendment No. 35 under the
Securities Act of 1933 and Amendment No. 36 under the
Investment Company Act of 1940 File Nos. 333-15881 and 811-07917

To the Commission:

The Fund is transmitting electronically for filing pursuant to the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”) the Fund’s Post-Effective Amendment No. 35 under the 1933 Act to its Registration Statement on Form N-1A (Amendment No. 36 under the 1940 Act).

This Amendment is being filed pursuant to the conditions and requirements of Rule 485(a)(1) under the 1933 Act.  The primary purpose of this Amendment is to reflect the changes in two fundamental policies of the Equity Fund which are being submitted to shareholders.  This Amendment is intended to become effective on May 1, 2009.

If you have any questions or comments concerning this filing, please contact me at (312) 609-7616 or Jennifer Goodman at (312) 609-7732.

Very truly yours,

/s/ Renee M. Hardt

Renee M. Hardt

RMH/ser